Capital Stock and Equity Transactions (Q2) (Details)			6 Months Ended		12 Months Ended
	Mar. 24, 2017 $ / shares shares	Mar. 23, 2017 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Capital Stock and Equity Transactions [Abstract]
Common stock, shares authorized (in shares)			150,000,000	150,000,000	150,000,000	150,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)			10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Number of common shares issued, pre-split (in shares)		2,351,355
Number of common shares acquired in connection with Merger Agreement (in shares)		6,280,000
Number of common shares issued in private placement, pre-split (in shares)		476,092
Value of common shares issued in private placement | $		$ 600,000
Number of common shares issued upon conversion (in shares)			16	16
Number of common shares retired, pre-split (in shares)		5,000,000
Distributions | $		$ 600,000		$ 600,000	$ 18,300	$ 20,004
Stock split ratio	9.25
Common stock, shares outstanding (in shares)	38,000,663		38,380,663	38,000,663	38,000,663	38,000,663
Stock subscriptions (in shares)			380,000
Stock subscriptions value | $			$ 190,000	$ 205,000
Series A Convertible Preferred Stock [Member]
Capital Stock and Equity Transactions [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001	$ 0.001
Number of convertible preferred shares issued, pre-split (in shares)		324,327
Preferred stock, shares outstanding (in shares)	3,000,000
Stock subscriptions (in shares)			3,750,000	3,750,000
Series B Convertible Preferred Stock [Member]
Capital Stock and Equity Transactions [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Number of convertible preferred shares issued, pre-split (in shares)		27,027
Value of preferred shares issued in private placement | $		$ 250,000
Preferred stock, shares outstanding (in shares)	250,000